RELATED PARTY TRANSATIONS	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 3 - RELATED PARTY TRANSATIONS

During the nine months ended August 31, 2012, the Company incurred management fees of $144,382 to the sole director and officer of the Company.

As of August 31, 2012 and November 30, 2011 the Company had balances of $275 and $10,624, respectively owed for management fees and expense reimbursement to its sole director and officer.

A former director of the Company loaned $274 to the Company on June 2, 2010. The amount was outstanding at November 30, 2011.

During the year ended November 30, 2011, the Company incurred management fees of $20,472 to the sole director and officer of the Company. All the management fees accrued as at November 30, 2011 was paid and the outstanding balance of $10,349 was owed to the director and officer for expense reimbursement.

The amounts due to related parties are due on demand, non-interest bearing and unsecured.